FAIR VALUE MEASUREMENTS - Vallon - Q1 - Summary of the Company’s Available for Sale Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 18		$ 0
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	18
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 185	$ 185	$ 122
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		0
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 185